Provisions - Summary Of Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Site restoration provision Beginning balance	$ 6
Legal provision Beginning balance	32
Legal provision Ending balance	32	$ 32
Site restoration provision Ending balance	21	6
Provisions	53	38
Non-current	18	3
Current	35	35
Site restoration
Disclosure of other provisions [line items]
Site restoration provision Beginning balance	6	6
Provisions made during the year	18	1
Provisions reversed during the year	(3)	(1)
Site restoration provision Ending balance	21	6
Legal
Disclosure of other provisions [line items]
Legal provision Beginning balance	32		[1]
Provisions made during the year	1	31
Effect of movements in exchange rates	(1)	1
Legal provision Ending balance	$ 32	$ 32

[1]	Amounts less than $1 million